Business acquisition - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Nov. 27, 2020
Business Acquisition [Line Items]
Amortization of intangible assets	$ 663,000	$ 1,384,000	$ 2,322,000
Netless
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired							100.00%
Total purchase consideration						$ 4,000,000
Intangible assets, net						$ 213,000
Finite-lived intangible asset, useful life						5 years
Netless | Developed Technology [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets	42,600	42,600	42,600
Acquisition Of Easemob [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%
Total purchase consideration				$ 53,350,000	$ 53,400,000
Intangible assets, net				$ 8,155,000
Acquisition Of Easemob [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, net					$ 4,200,000
Finite-lived intangible asset, useful life					3 years
Acquisition Of Easemob [Member] | Customer Relationships [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets	100,000	900,000	1,400,000
Acquisition Of Easemob [Member] | Customer Relationships [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets	500,000	$ 500,000	$ 800,000
Acquisition Of Easemob [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Intangible assets, net	$ 4,000,000
Finite-lived intangible asset, useful life	5 years